FINANCING RECEIVABLES - Impaired Loans (Details) - Loan receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired client loan receivables
Recorded Investment	$ 223	$ 347
Related Allowance	213	331
Average Recorded Investment	339	367
Interest Income Recognized	0	0
Major Markets
Impaired client loan receivables
Recorded Investment	31	50
Related Allowance	28	47
Average Recorded Investment	55	51
Interest Income Recognized	0	0
Growth Markets
Impaired client loan receivables
Recorded Investment	191	297
Related Allowance	185	284
Average Recorded Investment	284	315
Interest Income Recognized	$ 0	$ 0